ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Studio City Project Facility [Member]	Dec. 31, 2014 Studio City Project Facility [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2014 Studio City Project Facility [Member] Interest Rate Swap [Member] HKD	Sep. 30, 2014 Studio City Project Facility [Member] Interest Rate Swap [Member]
Derivative [Line Items]
Fixed interest rate per annum on notional amount of interest rate swap agreements						0.28%
Interest rate swap agreements, expiry date			All these interest rate swap agreements will expire in March 2015.
Notional amounts of outstanding interest rate swap agreements				$ 240,000,000	1,867,199,900
Fair value of interest rate swap liabilities - current	$ 19,000	$ 0